Intangible Assets, Net (Impairment of Intangible Assets) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS, NET [Abstract]
Intangible assets impairment losses	$ 1.5	$ 4.6	$ 0.4